Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

The components of the acquired intangible assets were as follows:

	September 30, 2022	December 31, 2021	Average Estimated Life
Patent products	$10,277,000	$10,277,000	15.4
Licenses and trademarks	836,000	836,000	9
Intangible assets	$11,113,000	$11,113,000

Less: Accumulated amortization	(769,462)	(192,423)
Total	$10,343,538	$10,920,577

Amortization expense was $192,365 and $577,039 for the three and nine months ended September 30, 2022, respectively. There was no intangible amortization expense for the three and nine month periods ended September 30, 2021.

NOTE 7 – INTANGIBLE ASSETS, NET

Pursuant to the Merger, the Company accounted for the transaction as a reverse acquisition as prescribed in Accounting Standards Codification 805, Business Combinations (“ASC 805”) and ASC 820 – Fair Value Measurements and Disclosures (“ASC 820”).

The following table summarizes the allocation of purchase price of the acquisition:

Tangible Assets Acquired:	Allocation

Net working capital	$(1,186,622)
Right of use asset	40,093
Lease liability	(46,970)
Net Tangible Assets Acquired	$(1,193,499)

Intangible Assets Acquired:
Brain Scientific trade name	$133,000
MemoryMD trade name	533,000
NeuroCap trade name	188,000
NeuroEEG trade name	11,000
Customer relationships	(29,000)
NeuroCap developed technology	10,242,000
NeuroEEG developed technology	35,000
Total Fair Value of Assets Acquired	$11,113,000

Consideration:
Fair value of equity received	7,240,222
Liabilities assumed	2,978,152
Loans forgiven	605,311
Goodwill	$913,184

The components of the acquired intangible assets were as follows:

	Preliminary	Average
	Fair Value	Estimated Life
Patent products	$10,277,000	3.3 - 15.4
Licenses and trademarks	865,000	9
Customer/distribution list	(29,000)	12.5
	$11,113,000
Accumulated amortization	(192,423)
Total	10,920,577